AD NO. 1
                               [PAGE ONE OF AD]

          [GRAPHIC: SMALL OVAL "PEEP HOLE" SHOWING ART BONNEL'S EYES]

                               Who is Art Bonnel?

                           Keep your eyes peeled for
                    United Services' all-star fund manager.

                          "The financial world's most
                       sought-after free agent in 1994."
                        Louis Rukeyser, LOUIS RUKEYSER'S
                            MUTUAL FUNDS, March 1995

                                [PAGE TWO OF AD]

                         * Portfolio Manager: Art Bonnel
                            * 25 Years of Investment
                              Management Experience
                      * Inception Date: 10/17/94 * No load

                                 One Of Mutual
                                Funds Magazine's
                                 Top Ten Funds
                                   For 1996**

                                     BONNEL
                                     GROWTH
                                      FUND
                                    44.83%*
                          TOTAL RETURN SINCE INCEPTION

[GRAPHIC: UNITED SERVICES FUNDS LOGO WITH FULL-LENGTH PICTURE OF ART BONNEL ABOVE LOGO.]

                              Call 1-800-4-BONNELL
                     Look under the United Services listing.

*Returns 10/17/94 through 10/17/95. Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-4-BONNEL. Please read the prospectus carefully before investing. **December 1995